Fair Value Disclosures (Fair Value and Unpaid Principal Balance of LHFS) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value	$ 1,716	$ 1,035
Aggregate UPB	1,736	1,023
Difference	$ (20)	$ 12